Finance Costs - Schedule of Finance Costs (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Finance Costs [Abstract]
Interest Expense – Short-Term Borrowings and Long-Term Debt	$ 103	$ 97	$ 288	$ 317
Net (Discount) Premium on Redemption of Long-Term Debt (Note 18)			(25)	(64)
Interest Expense – Lease Liabilities (Note 19)	22	20	66	59
Unwinding of Discount on Decommissioning Liabilities (Note 17)	14	15	43	43
Other	6	6	19	21
Total	$ 145	$ 138	$ 391	$ 376